Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	710,000
Proposed Maximum Offering Price per Unit	147.64
Maximum Aggregate Offering Price	$ 104,824,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,476.25
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of the Registrant's Common Stock, par value $0.01 per share ("Common Stock") that becomes issuable under the Grand Canyon Education, Inc. 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (2) Represents 710,000 shares of Common Stock reserved for issuance under the 2026 Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 3, 2026.